Lines of Credit and Long-term Debt - Additional Information (Detail) Share data in Millions, except Per Share data, unless otherwise specified				12 Months Ended	1 Months Ended			12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended						12 Months Ended		1 Months Ended
	Apr. 30, 2013 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Oct. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2010 European [Member] Senior Notes [Member]	Jun. 30, 2010 European [Member] Senior Notes [Member] USD ($)	Jul. 31, 2009 European [Member] Senior Notes [Member] USD ($)	Oct. 31, 2012 European [Member] Senior Notes [Member] USD ($)	Oct. 31, 2010 European [Member] Senior Notes [Member] USD ($)	Aug. 31, 2010 European [Member] Senior Notes [Member] USD ($)	Apr. 30, 2013 Americas [Member] USD ($)	Oct. 31, 2012 Americas [Member] USD ($)	Oct. 31, 2011 Americas [Member] USD ($)	Oct. 27, 2010 Americas [Member] Term loan [Member] USD ($)	Oct. 31, 2012 Americas [Member] Term loan [Member] USD ($)	Aug. 27, 2010 Americas [Member] Asset-based credit facility [Member] USD ($)	Oct. 31, 2012 Americas [Member] Asset-based credit facility [Member]	Jul. 31, 2009 Americas [Member] Asset-based credit facility [Member] USD ($)	Aug. 27, 2010 Americas [Member] Asset-based credit facility [Member] Minimum [Member]	Aug. 27, 2010 Americas [Member] Asset-based credit facility [Member] Maximum [Member]	Oct. 31, 2012 EMEA [Member] USD ($)	Oct. 31, 2012 EMEA [Member] Letters of credit [Member] USD ($)	Oct. 31, 2012 U.S. [Member] USD ($)	Oct. 31, 2012 EMEA and APAC [Member] USD ($)	Sep. 30, 2011 APAC credit facility [Member] USD ($)	Sep. 30, 2011 APAC credit facility [Member] AUD	Oct. 31, 2012 APAC credit facility [Member] USD ($)
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 329,000,000	$ 360,000,000												$ 20,000,000		$ 250,000,000		$ 200,000,000
Credit facility amount outstanding	129,000,000	73,000,000									77,000,000	46,700,000	21,042,000		15,500,000	47,000,000					8,000,000						18,000,000
Letters of credit outstanding	69,000,000	86,000,000														31,000,000					47,000,000						8,000,000
Amount of availability of remaining borrowings	67,000,000	154,000,000													14,000,000
Amount of remaining borrowing capacity available for letters of credit																							71,000,000
Additional borrowing capacity																						89,000,000		47,000,000
Credit facility specifically available for APAC operations																									21,000,000	20,000,000
Credit facility maturity date															Aug. 27, 2014	Aug. 27, 2014									Oct. 31, 2013	Oct. 31, 2013
Credit facility, current borrowing capacity																150,000,000					89,000,000				31,000,000
Average borrowing rate																					1.00%						5.30%
Credit facility, sub limit for letters of credit																103,000,000
Credit facility interest rate														5.00%	5.30%		4.40%		2.50%	3.00%
Minimum principal repayments															1,500,000
Credit facility, frequency of payments														June 30 and December 31 of each year
Coupon interest rate of Senior Notes				6.875%	8.875%
Due date of Senior Notes				Apr. 15, 2015	Dec. 15, 2017
Percentage of purchase price of Senior Notes				101.00%
Unamortized debt issuance costs				3,000,000
Recognized non-cash and non-operating charges of loans included in interest expense								14,000,000
Debt issuance costs capitalized								6,000,000
Debt issuance costs amortization period								7 years
Senior secured term loans							153,000,000
Senior secured term loans, maturity period							5 years
Warrants issued to purchase of common stock							25.7
Percentage of outstanding equity							19.99%
Common stock exercise price per share							$ 1.86
Principal balance outstanding under debt-for-equity exchange agreement						140,000,000
Common stock shares issued for exchange of senior secured term loans						31.1
Senior secured term loans, exchange price per common stock						$ 4.50
Reduced amount of senior secured term loan after debt for equity exchange agreement										24,000,000
Interest expense recognized under senior secured term loans									33,000,000
Capital leases and other borrowings	$ 9,492,000	$ 11,148,000	$ 4,578,000